Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) - USD ($)
$ in Thousands
	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
General and Administrative, Net	$ 2,313		$ 2,409		$ 4,637		$ 4,429		$ 2,500
Research and Development, Net	1,808		1,711		3,178		4,695		3,664
Cost of Revenues, Net	408		1,193		1,555		1,890		4,088
Cost of Revenues [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses			392		393				1,163
Consultants and subcontractors			112		112		247		881
Expenditure on materials (including inventory impairment loss)					1		2		792
Depreciation and other									259
Royalties			79		84
Office maintenance									93
Cost of Revenues, Gross			583		590		249		3,188
Operating costs not attributed to projects (mainly salary and related expenses)	408	[1]	610	[1]	965	[2]	1,641	[2]	900	[2]
Onerous contract provision included in costs							8		215
Research and Development, Net [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses	1,363		1,332		2,268		2,656		2,496
Consultants and subcontractors	210		188		388		441		998
Expenditure on materials (including inventory impairment loss)	39		59		70		1,020		738
Depreciation and other	19		53		104		486		437
Office maintenance	177		173		440		367		261
Research and Development, Gross	1,808		1,805		3,270		4,970		4,930
Less: Government Grants			(94)		(92)		(275)		(1,266)
Selling and Marketing [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses	439		548		918		953		444
Office maintenance	18		18		35		30		46
Project Promotion	21		32		58		84		45
Consultants	51		59		87		38		90
Other	87		30		50		96		13
Selling and Marketing, Net	616		687		1,148		1,201		638
General and Administrative [Member]
Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) [Line Items]
Salary and related expenses	934		1,322		2,134		2,354		1,013
Depreciation and other	54		96		170		298		173
Office maintenance	91		88		175		117		210
Consultants and insurance	945		903		1,778		1,660		1,104
Allowance for credit losses	$ 289				$ 380

[1]	Cost and expenses relating to periods in which the plant did not operate in full capacity.
[2]	Cost and expenses relating to periods in which the plant did not operate in full capacity.